Restatement of Previously Issued Audited and Unaudited Financial Statements	12 Months Ended
Dec. 31, 2020
Colonnade Acquisition Corp.
Restatement of Previously Issued Audited and Unaudited Financial Statements

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED AUDITED AND UNAUDITED FINANCIAL STATEMENTS

In May 2021, the Audit Committee of the Company’s Board of Directors, after considering the recommendations of management, concluded that, because of a misapplication of the accounting guidance related to its Warrants, the Company’s previously issued financial statements for the periods beginning June 4, 2020 (inception) through December 31, 2020 (collectively, the “Affected Periods”) should no longer be relied upon. As such, the Company is restating its consolidated financial statements for the Affected Periods.

On April 12, 2021, the Staff of the SEC issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “Staff Statement”). In the Staff Statement, the Staff of the SEC expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance on August 25, 2020, the Company’s Warrants were accounted for as equity within the Company’s previously reported consolidated balance sheets. Accordingly, the consolidated statements of operations did not include any subsequent noncash changes in estimated fair value of the Warrants. The views expressed in the Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement. In light of the Staff Statement, the Company reassessed its accounting for the Warrants and concluded that the Warrants should be presented as liabilities with subsequent fair value remeasurement.

The warrant agreement governing the Warrants includes a provision (the “Replacement of Securities Upon Reorganization”), the application of which could result in a different settlement value for the Warrants depending on their holder. Because the holder of an instrument is not an input into the pricing of a fixed-for-fixed option on the Company’s ordinary shares, the Private Placement Warrants which contain this term could not be considered “indexed to the Company’s own stock.” In addition, the provision provides that in the event of a tender or exchange offer accepted by holders of more than 50% of the outstanding shares of the Company’s ordinary shares, all holders of the Warrants (both the Public Warrants and the Private Placement Warrants) would be entitled to receive cash for their Warrants. In other words, in the event of a qualifying cash tender offer (which could be outside of the Company’s control), all Warrant holders would be entitled to cash, while only certain of the holders of the Company’s ordinary shares would be entitled to cash. These provisions preclude the Company from classifying the Warrants in stockholders’ equity. As a result of these provisions, the Company has restated its consolidated financial statements to reflect the Company’s Warrants as a derivative liability with changes in fair value recorded in the current period earnings. In addition, a portion of offering costs were allocated to the Warrants and recognized in expense. The material terms of the Warrants are more fully described in Note 8.

The following presents a reconciliation of the consolidated balance sheets, statements of operations and cash flows for the Affected Periods.

	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet as of December 31, 2020
Public warrants derivative liability	—	35,800,000	35,800,000
Private warrants derivative liability	—	22,834,000	22,834,000
Total liabilities	9,348,246	58,634,000	67,982,246
Class A ordinary shares subject to possible redemption	186,724,794	(58,633,991)	128,090,803
Class A ordinary shares	133	586	719
Additional Paid-In Capital	7,701,942	48,809,529	56,511,471
Accumulated Deficit	(2,702,566)	(48,810,124)	(51,512,690)
Total stockholders’ equity	5,000,009	(9)	5,000,000
Statement of Operations for the period from June 4, 2020 (Inception) through December 31, 2020
Loss from operations	(2,763,620)	—	(2,763,620)
Change in fair value of warrant liabilities	—	(48,439,000)	(48,439,000)
Allocated expense for warrant issuance cost	—	371,124	371,124
Total other income (expense)	61,054	(48,810,124)	(48,749,070)
Net loss	(2,702,566)	(48,810,124)	(51,512,690)
Basic and diluted net loss per share, ordinary shares	(0.45)	(13.07)	(13.52)
Statement of Cash Flows for the period from June 4, 2020 (Inception) through December 31, 2020
Net loss	(2,702,566)	(48,810,124)	(51,512,690)
Issuance costs related to warrant liability	—	371,124	371,124
Change in fair value of warrant liabilities	—	48,439,000	48,439,000
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet as of September 30, 2020
Public warrants derivative liability	—	5,100,000	5,100,000
Private warrants derivative liability		3,024,141	3,024,141
Total liabilities	7,100,100	8,124,141	15,224,241
Class A ordinary shares subject to possible redemption	189,367,849	(8,124,135)	181,243,714
Class A ordinary shares	106	82	188
Additional Paid-In Capital	5,058,839	(1,699,823)	3,359,016
Retained Earnings (Accumulated Deficit)	(59,514)	1,699,735	1,640,221
Total stockholders’ equity	5,000,006	(6)	5,000,000
Statement of Operations for the period from June 4, 2020 (inception) through September 30, 2020
Loss from operations	(61,266)	—	(61,266)
Change in fair value of warrant liabilities	—	2,070,859	2,070,859
Allocated expense for warrant issuance cost	—	371,124	371,124
Total other income	1,752	1,699,735	1,701,487
Net income (loss)	(59,514)	1,699,735	1,640,221
Basic and diluted net (loss) per share, ordinary shares	(0.01)	—	(3.68)
Statement of Operations for the three months ended September 30, 2020
Loss from operations	(56,266)	—	(56,266)
Change in fair value of warrant liabilities	—	2,070,859	2,070,859
Allocated expense for warrant issuance cost	—	371,124	371,124
Total other income	1,752	1,699,735	1,701,487
Net income (loss)	(54,514)	1,699,735	1,645,221
Basic and diluted net loss per share, ordinary shares	(0.01)	(2.86)	(2.87)
Statement of Cash Flows for the period from June 4, 2020 (inception) through September 30, 2020
Net income (loss)	(59,514)	1,699,735	1,640,221
Issuance costs related to warrant liability	—	371,124	371,124
Change in fair value of warrant liabilities	—	(2,070,859)	(2,070,859)

	As of August 25, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Public warrants derivative liability	—	6,400,000	6,400,000
Private warrants derivative liability	—	3,795,000	3,795,000
Total liabilities	8,191,331	10,195,000	18,386,331
Class A Ordinary Shares	106	102	208
Additional Paid-In Capital	5,004,328	371,013	5,375,341
Accumulated Deficit	(5,000)	(371,124)	(376,124)
Total stockholders’ equity	5,000,009	(9)	5,000,000